Earnings Per Share (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Earnings [Abstract]
Net income	$ 138,579	$ 134,602	$ 123,944	$ 148,920	$ 183,684	$ 119,457	$ 119,218	$ 113,383	$ 546,045	$ 535,742	$ 372,996
Weighted Average Number of Shares Outstanding, Diluted [Abstract]
Weighted Average Number of Shares Outstanding, Basic									73,586	73,157	72,790
Equivalent shares from outstanding stock options									522	1,537	537
Weighted Average Number of Shares Outstanding, Diluted									74,108	74,694	73,327
Earnings Per Share, Basic and Diluted [Abstract]
Earnings Per Share, Basic	$ 1.89	$ 1.82	$ 1.68	$ 2.03	$ 2.51	$ 1.63	$ 1.63	$ 1.55	$ 7.42	$ 7.32	$ 5.12
Earnings Per Share, Diluted	$ 1.88	$ 1.81	$ 1.66	$ 2.02	$ 2.45	$ 1.61	$ 1.60	$ 1.52	$ 7.37	$ 7.17	$ 5.09